Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Compensation	$ 3,110		$ 2,830	$ 2,875
Returns reserve	621	$ 778	0
Marketing services	129		109	949
Distribution agreements and managed care costs	1,919	$ 1,672	1,330	959
Professional fees	733		926	291
Franchise taxes	53		53	52
Travel expenses	180		157	53
Manufacturing overhead	37		260	89
Other accruals	326		133	264
Total accrued expenses and other current liabilities	$ 7,108		$ 5,798	$ 5,532